Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020
Shares		Value
	COMMON STOCKS - 100.1%
	AEROSPACE & DEFENSE - 0.1%
140	Korea Aerospace Industries Ltd.	$ 2,947

	APPAREL & TEXTILE PRODUCTS - 0.2%
15,089	Nishat Mills Ltd.	7,233

	AUTOMOTIVE - 1.0%
75	Hyundai Mobis Co. Ltd.	10,587
51	Hyundai Motor Co.	2,453
166	Hyundai Motor Co.	12,752
334	Kia Motors Corp.	8,128
		33,920
	BANKING - 19.3%
42,158	Allied Bank Ltd.	21,035
19,573	Banco BBVA Argentina SA - ADR	51,086
531,586	Banco de Chile	46,802
1,079	Banco de Credito e Inversiones SA	40,010
4,194	Banco Macro SA - ADR	68,404
1,012,933	Banco Santander Chile	43,439
46,037	Bank Al Habib Ltd.	16,514
78,828	Bank Alfalah Ltd.	14,810
2,346	Bank Pekao SA	29,447
653	Bank Zachodni WBK SA	25,703
7,521	Grupo Financiero Galicia SA - ADR	53,550
8,798	Grupo Supervielle SA - ADR	14,869
28,976	Habib Bank Ltd.	18,189
38,484	Habib Metropolitan Bank Ltd.	6,721
356	Hana Financial Group, Inc.	8,064
306	Industrial Bank of Korea	1,984
466	ING Bank Slaski SA	15,011
508	KB Financial Group, Inc.	14,488
228	mBank SA*	12,058
28,177	MCB Bank Ltd.	28,756
93,327	National Bank of Pakistan	16,498
10,831	Powszechna Kasa Oszczednosci Bank Polski SA*	57,566
556	Shinhan Financial Group Co. Ltd.	13,941
112,000	Standard Chartered Bank Pakistan Ltd.	13,660
21,306	United Bank Pakistan Ltd.	14,219
630	Woori Financial Group, Inc.*	4,364
		651,188
	BIOTECHNOLOGY & PHARMACEUTICAL - 1.4%
83	Celltrion Healthcare Co. Ltd.*	5,763
110	Celltrion, Inc.*	19,004
23	Samsung Biologics Co. Ltd.*	10,967
9,015	Searle Co. Ltd.	10,423
		46,157
	CHEMICALS - 5.5%
23,750	Engro Corp. Ltd.	45,573
55,963	Engro Fertilizers Ltd.	21,516

Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020
Shares		Value
	CHEMICALS - 5.5% (continued)
76,642	Fatima Fertilizer Co. Ltd.	$ 11,369
51,107	Fauji Fertilizer Co. Ltd.	35,624
3,121	ICI Pakistan Ltd.	13,102
1	International Flavors & Fragrances, Inc.	79
55	LG Chem Ltd.	16,995
18	Lotte Chemical Corp.	3,184
1,584	Sociedad Quimica y Minera de Chile SA	37,612
		185,054
	CONSTRUCTION MATERIALS - 2.4%
24,303	Bestway Cement Ltd.	19,115
20,695	DG Khan Cement Co. Ltd.	11,181
5,305	Loma Negra Cia Industrial Argentina SA * - ADR	19,204
10,988	Lucky Cement Ltd.	32,232
		81,732
	CONSUMER PRODUCTS - 5.7%
317	Adecoagro SA*	1,265
37	Amorepacific Corp.	5,375
52	Amorepacific Group	2,480
4,092	Compania Cervecerias Unidas SA	29,369
8,582	Embotelladora Andina SA	20,470
32,330	Frieslandcampina Engro Pakistan Ltd.*	13,496
163	KT&G Corp.	10,849
12	LG Household & Health Care Ltd.	13,650
1,961	Nestle Pakistan Ltd.	69,697
16,109	Vina Concha y Toro SA	25,340
		191,991
	DISTRIBUTORS - CONSUMER STAPLES - 0.1%
109	Lotte Corp.	3,587

	DISTRIBUTORS - DISCRETIONARY - 0.6%
3,330	Indus Motor Company Ltd.	20,161

	ENGINEERING & CONSTRUCTION SERVICES - 0.9%
11,582	Corp America Airports SA*	29,534
177	Samsung Engineering Co. Ltd.*	1,671
		31,205
	FOREST & PAPER PRODUCTS - 1.1%
17,761	Empresas CMPC SA	38,241

	GAMING, LODGING, & RESTAURANTS - 0.2%
269	Kangwon Land, Inc.	5,530

	HARDWARE - 8.3%
254	LG Display Co. Ltd.	2,304
114	LG Electronics, Inc.	5,137
63	Samsung Electro-Mechanics Co. Ltd.	5,869
5,204	Samsung Electronics Co. Ltd.	213,550
1,058	Samsung Electronics Co. Ltd.	36,686
69	Samsung SDI Co. Ltd.	16,196
		279,742

Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020
Shares		Value
	HOME & OFFICE PRODUCTS - 0.1%
58	Coway Co. Ltd.	$ 2,923

	INDUSTRIAL SERVICES - 0.3%
166	LG Corp.	8,447

	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
51	Korea Investment Holdings Co. Ltd.	2,097
557	Mirae Asset Daewoo Co. Ltd.	2,565
		4,662
	INSURANCE - 2.3%
66	Dongbu Insurance Co. Ltd.	2,391
8,431	Powszechny Zaklad Ubezpieczen SA	61,647
47	Samsung Fire & Marine Insurance Co. Ltd.	7,348
131	Samsung Life Insurance Co. Ltd.	5,279
		76,665
	IRON & STEEL - 0.5%
119	Hyundai Steel Co.	2,110
102	Posco	15,445
		17,555
	MACHINERY - 0.1%
13	Hyundai Robotics Co. Ltd.*	2,593

	MEDIA - 2.5%
5,953	Cyfrowy Polsat SA	36,743
797	Despegar.com Corp.*	5,499
76	Kakao Corp.	11,477
195	Naver Corp.	31,608
		85,327
	METALS & MINING - 3.0%
1,669	KGMH Polska Miedz SA	31,025
16	Korea Zinc Co. Ltd.	5,069
3,731	SSR Mining, Inc.*	65,516
		101,610
	OIL, GAS & COAL - 14.7%
3,585	AntarChile SA	24,729
6,129	Empresas Copec SA	38,256
2,065	Grupa Lotos SA	31,096
27,065	Oil & Gas Development Co. Ltd.	17,781
12,462	Pakistan Oilfields Ltd.	24,689
129,417	Pakistan Petroleum Ltd.	73,700
21,261	Pakistan State Oil Co. Ltd.	20,472
279,418	Phoenix Global Resources PLC*	27,491
3,825	Polski Koncern Naftowy Orlen SA	57,599
37,411	Polskie Gornictwo Naftowe I Gazownictwo SA	33,543
66	SK Holdings Co. Ltd.	9,858
70	SK Innovation Co. Ltd.	5,647
46	S-Oil Corp.	2,643
15,466	Transportadora de Gas del Sur SA - ADR	70,834
14,395	YPF SA - ADR	55,277
		493,615

Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020
Shares		Value
	PASSENGER TRANSPORTATION - 0.6%
5,406	Latam Airlines Group SA*	$ 20,402

	REAL ESTATE - 1.5%
4,622	Cresud SACIF y A - ADR	14,652
1,810	IRSA Propiedades Comerciales SA - ADR	11,566
13,954	Parque Arauco SA	23,387
		49,605
	RETAIL - CONSUMER STAPLES - 4.5%
39,181	Cencosud SA	47,337
977	Dino Polska SA*	41,192
95	GS Holdings Corp.	3,006
18,781	IRSA Inversiones y Representaciones SA - ADR	61,789
		153,324
	RETAIL - DISCRETIONARY - 3.2%
17,649	Falabella SA	48,135
41	Hotel Shilla Co. Ltd.	2,867
20	LPP SA	31,392
21	MercadoLibre, Inc.	12,254
140	Samsung C&T Corp.	12,179
		106,827
	SEMICONDUCTORS - 1.3%
625	SK Hynix, Inc.	42,934

	SOFTWARE - 2.7%
967	CD Projekt SA	83,503
17	NCSoft Corp.	8,971
		92,474
	TECHNOLOGY SERVICES - 0.9%
191	Globant SA*	22,093
50	Samsung SDS Co. Ltd.	6,668
		28,761
	TELECOMMUNICATIONS - 4.5%
297	KT Corp.	5,813
269	LG Uplus Corp.	2,947
12,982	Orange Polska SA	21,866
72	SK Telecom Co. Ltd.	12,498
15,756	Telecom Argentina SA - ADR	108,244
		151,368
	TRANSPORTATION & LOGISTICS - 0.1%
25	Hyundai Glovis Co. Ltd.	2,083

	TRANSPORTATION EQUIPMENT - 0.3%
62	HLB, Inc.*	4,885
50	Korea Shipbuilding & Offshore Engineering Co. Ltd.*	3,394
655	Samsung Heavy Industries Co. Ltd.*	2,303
		10,582
	UTILITIES - 10.1%
79,770	Aguas Andinas SA	26,718
7,207	Central Puerto SA - ADR	17,513
166,003	Colbun SA	24,325

Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020
Shares		Value
	UTILITIES - 10.1% (continued)
4,267	Empresa Distribuidora Y Comercializadora Norte * - ADR	$ 12,801
271,246	Enel Americas SA*	44,452
619,983	Enel Chile SA	50,424
54,286	Hub Power Co. Ltd.	28,505
682	Korea Electric Power Corp.	13,349
35,526	Kot Addu Power Co. Ltd.	5,104
8,736	Pampa Energia SA* - ADR	90,155
19,681	PGE Polska Grupa Energetyczna SA*	19,590
25,977	SUI Northern Gas Pipeline*	8,573
		341,509

	TOTAL COMMON STOCKS (Cost $5,336,918)	3,371,954

	RIGHTS - 0.0%
6	HLB, Inc*	85
	TOTAL RIGHTS (Cost $158)

	TOTAL INVESTMENTS - 100.1% (Cost $5,337,076)	$ 3,372,039
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(3,637)
	NET ASSETS - 100.0%	$ 3,368,402

* Non-Income Producing Security
ADR - American Depositary Receipt
PLC - Public Liability Company
SA - Société Anonyme

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ("ASU") 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,371,954	$ -	$ -	$ 3,371,954
Rights	85	-	-	85
Total	$ 3,372,039	$ -	$ -	$ 3,372,039

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 5,346,353	$ 50,598	$ (2,024,912)	$ (1,974,314)*
* Excludes Foreign Currency Unrealized